Share-Based Payments - Number and Weighted Average Exercise Prices of, and Movements in, Outstanding Stock Options on a Per-common-share Basis (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of forfeited stock options	0	0	0
Weighted average share price at the date of exercise of stock options	¥ 4,245	¥ 4,580
Common stock options [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of forfeited stock options	(983,200)	(7,000)	(239,500)
Common stock options [member] | Revocation due to waiver of rights [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of forfeited stock options	(763,300)